Report Of The Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	£ (306,141)	£ (269,213)
UK | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(144,215)	(143,037)
UK | Gross carrying/nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	(1,925)	(2,037)
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	67	84
UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2	7
France | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(142,389)	(148,417)
France | Gross carrying/nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	(17,187)	(18,987)
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	78	94
France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	74	87
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	55	64
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2	6
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	81	87
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	74	86
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	38	51
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2	6
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	72	77
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	72	84
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	87	91
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	3	7
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	99	104
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	75	88
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	276	271
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	4	12
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	112	124
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 78	£ 92